Notes to the Consolidated Statements of Operations - Cost of sales (Details) - Cost of sales - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes to the Consolidated Statements of Operations
Personnel	€ (9,178)	€ (5,207)	€ (26,737)	€ (19,076)
Materials	(7,919)	(12,079)	(20,550)	(48,962)
Third-party services	(4,989)	(4,513)	(16,827)	(24,030)
Maintenance and lease	(688)	(329)	(1,802)	(1,479)
Amortization and depreciation	(1,052)	(1,432)	(3,271)	(9,757)
Other	(455)	(519)	(1,582)	(688)
Total	€ (24,281)	€ (24,079)	€ (70,770)	€ (103,992)